[LETTERHEAD OF INVESCO CAPITAL MARKETS, INC.]

November 30, 2021

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:          Van Kampen Focus Portfolios, Taxable Income Series 43

File No. 333-106249 CIK #0001172288

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on November 24, 2021.

Very truly yours,

/s/ Tara Baker

Tara Baker
Vice President, Business
Operations and Quality Assurance

Invesco Capital Markets, Inc.